[GRAPHIC OMITTED]

ANNUAL REPORT




                                                                OCTOBER 31, 2002





FRANKLIN TEMPLETON GLOBAL TRUST



   FRANKLIN TEMPLETON HARD CURRENCY FUND




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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

----------------------------------------

   THANK YOU FOR INVESTING WITH FRANKLIN
TEMPLETON. WE ENCOURAGE OUR INVESTORS TO
    MAINTAIN A LONG-TERM PERSPECTIVE AND
    REMEMBER THAT ALL SECURITIES MARKETS
MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND
   SHARE PRICES. WE APPRECIATE YOUR PAST
SUPPORT AND LOOK FORWARD TO SERVING YOUR
    INVESTMENT NEEDS IN THE YEARS AHEAD.






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


SHAREHOLDER LETTER



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YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN TEMPLETON HARD CURRENCY FUND
SEEKS TO PROTECT AGAINST DEPRECIATION OF THE U.S. DOLLAR RELATIVE TO OTHER CURRENCIES. THE FUND SEEKS TO ACHIEVE ITS GOAL BY INVESTING IN HIGH-QUALITY MONEY MARKET INSTRUMENTS (AND FORWARD CONTRACTS) DENOMINATED IN FOREIGN MAJOR CURRENCIES (AS DEFINED IN THE FUND'S PROSPECTUS) WHICH HISTORICALLY HAVE EXPERIENCED LOW INFLATION RATES AND WHICH, IN THE VIEW OF THE INVESTMENT MANAGER, FOLLOW ECONOMIC POLICIES CONDUCIVE TO CONTINUAL LOW INFLATION RATES AND CURRENCY APPRECIATION VERSUS THE U.S. DOLLAR OVER THE LONG TERM.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin Templeton Hard Currency Fund's annual report covering the fiscal year ended October 31, 2002. Significant U.S. dollar weakness stemming from a worsening balance of payments condition characterized the 12 months under review. Weaker-than-expected economic recovery and significant financial market volatility partly contributed to an overall decreased relative demand for U.S. dollar assets. At the beginning of the period, the U.S. economy entered into a recession, which was different from previous recessions because it was caused by a business-spending decline. The Federal Reserve Board (the Fed) aggressively cut interest rates to provide additional liquidity and stimulus to the economy. The Fed reduced the


The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 12.


----------------------------------

CONTENTS


Shareholder Letter ...........  1

Performance Summary ..........  7

Financial Highlights &
Statement of Investments ..... 10

Financial Statements ......... 13

Notes to
Financial Statements ......... 16

Independent
Auditors' Report ............. 21

Board Members
and Officers ................. 22



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EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:

                                 FUND CATEGORY

GLOBAL

GROWTH

GROWTH & INCOME


INCOME

TAX-FREE INCOME

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?

BALANCE OF PAYMENTS IS A RECORD OF ALL OF A COUNTRY'S EXPORTS AND IMPORTS OF GOODS AND SERVICES, BORROWING AND LENDING WITH THE REST OF THE WORLD DURING A PARTICULAR TIME PERIOD. IT HELPS A COUNTRY EVALUATE ITS COMPETITIVE STRENGTHS AND WEAKNESSES AND FORECAST THE STRENGTH OF ITS CURRENCY.
--------------------------------------------------------------------------------

federal funds target rate from 2.50% in November 2001 to 1.75% in December 2001, and maintained the same rate through the rest of the Fund's fiscal year. The U.S.-led global economic slowdown prompted most central bank officials worldwide to ease monetary policy as well.

Typical of an economic recovery's early stage, supply-side growth from an inventory correction led first quarter 2002 economic growth. While second quarter growth moderated from the first quarter's, consumer spending remained intact, partly driven by auto and housing sales, as consumers took advantage of low mortgage rates and attractive vendor financing. Given the economy's excess capacity, indicated by relatively low capacity utilization and employment rates, U.S. corporations hesitated to commit to new business investment and remained constrained by weak domestic demand. A slower-than-expected economic recovery coupled with increased uncertainty regarding accounting transparency and corporate governance, contributed to a significant decline in U.S. securities markets. Reduced foreign investment exacerbated the deterioration of the nation's balance of payments position, and increased concern over alternative financing of current account and fiscal deficits pressured the U.S. dollar. Reflecting the relative attractiveness of non-U.S. dollar assets within international markets, the euro reached parity with the U.S. dollar for the first time in more than two years.

European economic activity generally followed that of the U.S. during the reporting period. Low domestic demand constrained economic growth among the 12 countries comprising the European Monetary Union (EMU), while a slower global economy and a stronger euro reduced export growth. The European Cen-tral Bank (ECB) cut interest rates early in the Fund's fiscal year from 3.75% to 3.25% and maintained the same rate throughout the rest of the period. While economic growth remained sluggish, the currency's appreciation helped curb rising inflationary pressures, allowing ECB policy makers to delay changing monetary policy. The euro's upsurge reflected improvements in key current and capital account conditions relative to other developed regions, primarily the U.S. Overall, the EMU improved its terms of trade and maintained its positive current account balance and balance of payment equilibrium. Similarly, peripheral European currencies benefited from similar trends. In particular, we held a positive fundamental view on Sweden's currency based on relative current account improvements and healthier economic growth rate and productivity compared with the U.S.

Deflation continued to hamper Japan's economy. The Bank of Japan maintained the official discount rate at 0.15% and limited monetary policy effectiveness remained a long-term risk for a sustained economic recovery. The Japanese economy benefited from stronger export growth during the year, supported by government intervention in the foreign exchange market. However, reflecting Japan's overall weak economic position, independent credit rating agency Standard & Poor's downgraded the nation's sovereign debt from AA to AA- during the period. Stalled economic reforms, particularly within the financial sector, increased yen volatility.

The Australian and New Zealand economies outperformed other industrial markets, driven by strong economic growth and improving trade dynamics. Inflation resulting from healthy economic growth prompted both central banks to raise interest rates earlier in the calendar year. The New Zealand dollar was


--------------------------------------------------------------------------------
WHAT ARE CURRENT AND CAPITAL ACCOUNTS?

A CURRENT ACCOUNT IS THAT PART OF THE BALANCE OF PAYMENTS WHERE ALL OF ONE COUNTRY'S INTERNATIONAL TRANSACTIONS IN GOODS AND SERVICES ARE RECORDED. A CAPITAL ACCOUNT IS THAT PART OF THE BALANCE OF PAYMENTS THAT MEASURES THE FLOWS OF INVESTMENTS IN AND OUT OF ONE COUNTRY.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

ASSET ALLOCATION BY CURRENCY
BASED ON TOTAL NET ASSETS
10/31/02

EUROPEAN UNIT        34.8%
SWISS FRANC          21.0%
NEW ZEALAND DOLLAR   15.5%
DANISH KRONE         12.0%
AUSTRALIAN DOLLAR     6.8%
SWEDISH DRONA         5.4%
CANADIAN DOLLAR       2.9%
U.S. DOLLAR           1.6%

the second best-performing developed market currency. Despite solid performance over the past year, we believe the New Zealand and Australian dollars continued to be attractive currency holdings due to currency undervaluation on a fundamental basis and relatively higher developed bond market yields.

Within this mixed environment, Franklin Templeton Hard Currency Fund -- Class A delivered a +9.11% 12-month cumulative total return as of October 31, 2002, as shown in the Performance Summary beginning on page 7. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned 11.27% during the same period. 1 Most of the Fund's total return is derived from interest paid by portfolio securities and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests.

Our large weightings in Europe and the dollar-bloc countries of Australia and New Zealand, as well as our significant underweighted position in Japan, supported Fund performance during the period under review. The euro, Swedish krona and Swiss franc returned 9.97%, 16.52% and 10.64%, respectively, against the U.S. dollar. The New Zealand, Australian and Canadian dollar performances were 18.28%, 10.26% and 1.86%, respectively, while the Japanese yen returned -0.05%. We continued to employ multiple valuation criteria in the identification and selection of currencies with strong capital appreciation potential. Such criteria included analysis of relative growth, interest rate, return on investment,



1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

capital account, and purchasing power parity differentials between the U.S. and other countries.

During the reporting period, we adjusted currency positions, seeking to take advantage of relative valuation and currency fundamentals. At period-end, the Fund's exposure to the euro, Swiss franc and New Zealand dollar stood at 34.8%, 21.0% and 15.5%, respectively, of total net assets, compared with 33.1%, 42.8% and 5.0%, respectively, as of October 31, 2001. We continued to increase our exposure to the euro and New Zealand, as well as established new positions in Sweden, Canada and Australia. Additionally, we eliminated our Japanese position.

Looking forward, we continue to hold a positive outlook for European and dollar bloc currencies given these countries' relatively attractive macroeconomic fundamentals and higher short-term fixed income yields.

There are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------


We thank you for your continued investment in Franklin Templeton Hard Currency Fund, welcome your comments or suggestions, and look forward to serving your future investment needs.

Sincerely,

/S/ ALEX CALVO

Alex Calvo
Portfolio Manager
Franklin Templeton Hard Currency Fund



--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 12 of this report indicates the Fund held 42% of its portfolio investments in U.S. dollar-denominated assets as of 10/31/02, its NET EXPOSURE to the U.S. dollar as of that date was only 1.6%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 16 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 10/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------

CLASS A                           CHANGE        10/31/02        10/31/01
-------------------------------------------------------------------------
Net Asset Value (NAV)             +$0.48         $8.56           $8.08

DISTRIBUTIONS (11/1/01-10/31/02)
Dividend Income                  $0.2400


ADVISOR CLASS                     CHANGE        10/31/02        10/31/01
-------------------------------------------------------------------------

Net Asset Value (NAV)             +$0.49         $8.58           $8.09

DISTRIBUTIONS (11/1/01-10/31/02)
Dividend Income                  $0.2718
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the respective class's September quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/02.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/02.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -8.20% and -1.46%.


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

PERFORMANCE

--------------------------------------------------------------------------------
CLASS A                                        1-YEAR      5-YEAR      10-YEAR
--------------------------------------------------------------------------------

Cumulative Total Return 1                      +9.11%      -4.09%      +4.45%
Average Annual Total Return 2                  +6.60%      -1.29%      +0.21%
Value of $10,000 Investment 3                 $10,660      $9,372     $10,211
Avg. Ann. Total Return (9/30/02) 4             +4.60%      -1.02%      +3.15%

Distribution Rate 5                 2.74%
30-Day Standardized Yield 6         1.21%

ADVISOR CLASS 7                                1-YEAR      5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1                      +9.65%      -2.51%      +6.45%
Average Annual Total Return 2                  +9.65%      -0.51%      +0.63%
Value of $10,000 Investment 3                 $10,965      $9,749     $10,645
Avg. Ann. Ttotal Return (9/30/02) 4            +7.44%      -0.27%      -0.07%

Distribution Rate 5                 3.00%
30-Day Standardized Yield 6         1.79%
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



              Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DISTRIBUTIONS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


CLASS A (11/1/92-10/31/02)
[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS]

               FRANKLIN TEMPLETON        JP MORGAN
                 HARD CURRENCY            3 MONTH
DATE                 FUND           GLOBAL CASH INDEX 8

11/1/92             $9,776               $10,000
11/30/92            $9,582                $9,629
                    $9,493                $9,594
                    $9,578                $9,643
                    $9,690                $9,541
                    $9,940                $9,812
                   $10,176               $10,082
                   $10,219               $10,115
                    $9,910                $9,728
                    $9,933                $9,515
                    $9,950                $9,686
                   $10,014                $9,830
                    $9,881                $9,755
11/30/93            $9,837                $9,651
                    $9,934                $9,701
                   $10,193                $9,862
                   $10,396               $10,000
                   $10,392               $10,174
                   $10,544               $10,325
                   $10,598               $10,393
                   $10,980               $10,663
                   $10,966               $10,710
                   $11,041               $10,808
                   $11,299               $11,037
                   $11,571               $11,321
11/30/94           $11,302               $11,045
                   $11,435               $11,137
                   $11,578               $11,285
                   $11,903               $11,482
                   $12,769               $11,981
                   $12,804               $12,073
                   $12,676               $12,049
                   $12,853               $12,215
                   $12,743               $12,406
                   $11,982               $12,003
                   $12,268               $12,290
                   $12,346               $12,425
11/30/95           $12,112               12,328
                   $12,191               $12,450
                   $11,819               $12,186
                   $11,993               $12,415
                   $11,936               $12,461
                   $11,662               $12,325
                   $11,590               $12,401
                   $11,623               $12,474
                   $11,999               $12,716
                   $11,955               $12,772
                   $11,632               $12,631
                   $11,607               $12,776
11/30/96           $11,457               $12,756
                   $11,335               $12,732
                   $10,748               $12,191
                   $10,551               $11,998
                   $10,615               $12,093
                   $10,355               $11,832
                   $10,744               $12,050
                   $10,603               $11,991
                   $10,153               $11,616
                   $10,235               $11,754
                   $10,409               $11,939
                   $10,646               $12,155
11/30/97           $10,343               $11,918
                   $10,154               $11,725
                   $10,182               $1,184
                   $10,283               $11,802
                    $9,911               $11,674
                   $10,054               $11,920
                    $9,996               $11,877
                   $9,854                $11,826
                   $9,870                $11,872
                   $10,077               $11,899
                   $10,527               $12,432
                   $11,117               $12,720
11/30/98           $10,723               $12,546
                   $11,154               $12,754
                   $10,832               $12,609
                   $10,553               $12,311
                   $10,445               $12,262
                   $10,283               $12,219
                   $10,186               $12,123
                   $10,066               $12,063
                   $10,425               $12,422
                   $10,349               $12,383
                   $10,480               $12,557
                   $10,415               $12,494
11/30/99           $10,207               $12,209
                   $10,218               $12,265
                    $9,844               $12,058
                    $9,701               $11,909
                    $9,944               $11,982
                    $9,511               $11,552
                    $9,622               $11,630
                    $9,922               $11,992
                    $9,610               $11,704
                    $9,386               $11,470
                    $9,332               $11,375
                    $9,017               $11,075
11/30/00            $9,186               $11,252
                    $9,581               $11,918
                    $9,502               $11,863
                    $9,366               $11,726
                    $8,979               $11,325
                    $9,048               $11,465
                    $8,877               $11,212
                    $8,773               $11,199
                    $9,026               $11,465
                    $9,348               $11,837
                    $9,451               $11,820
                    $9,358               $11,771
11/30/01            $9,300               $11,774
                    $9,195               $11,719
                    $8,927               $11,473
                    $8,997               $11,550
                    $9,124               $11,684
                    $9,407               $12,002
                    $9,736               $12,432
                   $10,067               $12,972
                   $10,007               $12,880
                   $10,031               $12,955
                   $10,115               $13,015
10/31/02           $10,211               $13,097



ADVISOR CLASS (11/1/92-10/31/02)
[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS]

               FRANKLIN TEMPLETON  JP MORGAN
                 HARD CURRENCY      3 MONTH
DATE                  FUND      GLOBAL CASH INDEX 8
11/1/92              $10,000        $10,000
11/30/92             $9,802         $9,629
                     $9,711         $9,594
                     $9,798         $9,643
                     $9,913         $9,541
                     $10,169        $9,812
                     $10,410        $10,082
                     $10,453        $10,115
                     $10,138        $9,728
                     $10,161        $9,515
                     $10,178        $9,686
                     $10,244        $9,830
                     $10,108        $9,755
11/30/93             $10,064        $9,651
                     $10,163        $9,701
                     $10,428        $9,862
                     $10,635        $10,000
                     $10,631        $10,174
                     $10,787        $10,325
                     $10,842        $10,393
                     $11,232        $10,663
                     $11,218        $10,710
                     $11,295        $10,808
                     $11,560        $11,037
                     $11,838        $11,321
11/30/94             $11,562        $11,045
                     $11,699        $11,137
                     $11,845        $11,285
                     $12,178        $11,482
                     $13,064        $11,981
                     $13,100        $12,073
                     $12,969        $12,049
                     $13,150        $12,215
                     $13,038        $12,406
                     $12,259        $12,003
                     $12,552        $12,290
                     $12,632        $12,425
11/30/95             $12,392        $12,328
                     $12,473        $12,450
                     $12,092        $12,186
                     $12,271        $12,415
                     $12,212        $12,461
                     $11,931        $12,325
                     $11,857        $12,401
                     $11,891        $12,474
                     $12,276        $12,716
                     $12,230        $12,772
                     $11,900        $12,631
                     $11,874        $12,776
11/30/96             $11,721        $12,756
                     $11,595        $12,732
                     $11,017        $12,191
                     $10,806        $11,998
                     $10,884        $12,093
                     $10,610        $11,832
                     $11,010        $12,050
                     $10,878        $11,991
                     $10,408        $11,616
                     $10,493        $11,754
                     $10,673        $11,939
                     $10,917        $12,155
11/30/97             $10,608        $11,918
                     $10,416        $11,725
                     $10,447        $11,684
                     $10,552        $11,802
                     $10,173        $11,674
                     $10,332        $11,920
                     $10,263        $11,877
                     $9,858         $11,826
                     $10,136        $11,872
                     $10,361        $11,899
                     $10,844        $12,432
                     $11,449        $12,720
11/30/98             $11,059        $12,546
                     $11,506        $12,754
                     $11,175        $12,609
                     $10,888        $12,311
                     $10,766        $12,262
                     $10,610        $12,219
                     $10,510        $12,123
                     $10,372        $12,063
                     $10,742        $12,422
                     $10,663        $12,383
                     $10,811        $12,557
                     $10,743        $12,494
11/30/99             $10,530        $12,209
                     $10,545        $12,265
                     $10,159        $12,058
                     $10,012        $11,909
                     $10,268        $11,982
                     $9,823         $11,552
                     $9,937         $11,630
                     $10,252        $11,992
                     $9,929         $11,704
                     $9,698         $11,470
                     $9,649         $11,375
                     $9,324         $11,075
11/30/00             $9,498         $11,252
                     $9,902         $11,918
                     $9,832         $11,863
                     $9,691         $11,726
                     $9,288         $11,325
                     $9,358         $11,465
                     $9,193         $11,212
                     $9,093         $11,199
                     $9,355         $11,465
                     $9,677         $11,837
                     $9,802         $11,820
                     $9,706         $11,771
11/30/01             $9,646         $11,774
                     $9,548         $11,719
                     $9,270         $11,473
                     $9,342         $11,550
                     $9,470         $11,684
                     $9,775         $12,002
                     $10,117        $12,432
                     $10,466        $12,972
                     $10,404        $12,880
                     $10,429        $12,955
                     $10,529        $13,015
10/31/02             $10,645        $13,097




8. Source: Standard & Poor's Micropal. The J.P. Morgan 3 Month Global Cash Index measures the performance of euro-currency deposits in 11 global markets.



Past performance does not guarantee future results.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights

                                                                                 CLASS A
                                                            ------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------
                                                            2002      2001       2000      1999      1998
                                                            ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................       $8.08     $8.02      $9.52    $10.39    $10.28
                                                            ------------------------------------------------
Income from investment operations:
 Net investment income a ..............................         .09 c     .31        .42       .30       .30
 Net realized and unrealized gains (losses) ...........         .63 c    (.01)     (1.68)     (.95)      .12
                                                            ------------------------------------------------
Total from investment operations ......................         .72       .30      (1.26)     (.65)      .42
                                                            ------------------------------------------------
Less distributions from:
 Net investment income ................................        (.24)     (.14)        --        --      (.25)
 Tax return of capital ................................          --      (.10)      (.24)     (.22)     (.06)
                                                            ------------------------------------------------
Total distributions ...................................        (.24)     (.24)      (.24)     (.22)     (.31)
                                                            ------------------------------------------------
Net asset value, end of year ..........................       $8.56     $8.08      $8.02    $ 9.52    $10.39
                                                            ================================================

Total return b ........................................       9.11%     3.78%   (13.42)%   (6.23)%     4.33%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................     $50,622   $29,071    $33,580   $56,381   $68,902
Ratios to average net assets:
 Expenses .............................................       1.50%     1.49%      1.29%     1.09%     1.35%
 Net investment income ................................       1.10% c   3.78%      4.73%     3.08%     3.07%
Portfolio turnover rate ...............................      76.27%    25.59%     54.69%      .00%    96.41%

a Based on average weighted shares outstanding effective year ended October 31, 1998.
b Total return does not reflect sales commissions and is not annualized for periods less than one year.
c The November, 2000, revised AICPA Audit and Accounting Guide was implemented September 1, 2001, resulting in a (decrease) increase of $(0.05) and $0.05 to net investment income and net realized and unrealized gains per share, respectively, and a decrease (0.61%) to the ratio of net investment income to average net assets for the year ended October 31, 2002.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Highlights (CONTINUED)


                                                                              ADVISOR CLASS
                                                            ------------------------------------------------

                                                                         YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------
                                                            2002      2001       2000      1999      1998
                                                            ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................         $8.09     $8.03      $9.53    $10.41    $10.28
                                                            ------------------------------------------------
Income from investment operations:
 Net investment income a ............................           .12 c     .32        .37       .35       .33
 Net realized and unrealized gains (losses) .........           .64 c     .01      (1.61)     (.99)      .14
                                                            ------------------------------------------------
Total from investment operations ....................           .76       .33      (1.24)     (.64)      .47
                                                            ------------------------------------------------
Less distributions from:
 Net investment income a ............................          (.27)     (.17)        --        --      (.28)
 Tax return of capital ..............................            --      (.10)      (.26)     (.24)     (.06)
                                                            ------------------------------------------------
Total distributions .................................          (.27)     (.27)      (.26)     (.24)     (.34)
                                                            ------------------------------------------------
Net asset value, end of year ........................         $8.58     $8.09      $8.03    $ 9.53    $10.41
                                                            ================================================

Total return b ......................................         9.65%     4.10%   (13.22)%   (6.17)%     4.89%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................         $1,724     $450        $75    $3,827    $3,343
Ratios to average net assets:
 Expenses ...........................................          1.09%    1.17%      1.06%      .99%     1.01%
 Net investment income ..............................          1.51% c  4.00%      4.13%     3.54%     3.29%
Portfolio turnover rate .............................         76.27%   25.59%     54.69%      .00%    96.41%

a Based on average weighted shares outstanding effective year ended October 31, 1999.
b Total return is not annualized for periods less than one year.
c The November, 2000, revised AICPA Audit and Accounting Guide was implemented September 1, 2001, resulting in a (decrease) increase of $(0.05) and $0.05 to net investment income and net realized and unrealized gains per share, respectively, and a decrease (0.61%) to the ratio of net investment income to average net assets for the year ended October 31, 2002.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2002


                                                                               PRINCIPAL
                                                                                 AMOUNT*                   VALUE
 --------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS 1.0%
  Bear Stearns Cos. Inc., 6.125%, 2/01/03 .................................     $    209,000              $    210,945
  Merrill Lynch & Co. Inc., 6.00%, 2/12/03 ................................          200,000                   202,163
  Toronto Dominion Bank, FRN, 4.10%, 8/04/03 ..............................          100,000                   101,668
                                                                                                          ------------
  TOTAL CORPORATE BONDS (COST $512,625) ...................................                                    514,776
                                                                                                          ------------
  GOVERNMENT SECURITIES 41.4%
  Belgium Treasury Bill, 3.27%, 2/13/03 ...................................          700,000    EUR            687,444
  Canada Treasury Bill, 2.899%, 12/19/02 ..................................        1,700,000    CAD          1,082,012
  Council of Europe Social Development, 5.75%, 1/14/03 ....................          556,000                   560,242
  Denmark Treasury Bills, 3.28% to 3.54%, with maturities to 5/01/03 ......       47,480,000    DKK          6,298,414
  German Treasury Bills, 3.18% to 3.36%, with maturities to 1/15/03 .......        3,000,000    EUR          2,962,683
  Government of France, 3.17%, 11/21/02 ...................................        1,400,000    EUR          1,383,918
  Hydro Quebec, 7.375%, 2/01/03 ...........................................          344,000                   348,719
  New Zealand Treasury Bills, 5.582% to 5.740%, with maturities to 3/19/03        10,450,000    NZD          5,011,692
  Province of Ontario, 7.375%, 1/27/03 ....................................          500,000                   506,657
  Sweden Treasury Bill, 3.94%, 9/17/03 ....................................       27,000,000    SEK          2,846,414
                                                                                                          ------------
 TOTAL GOVERNMENT SECURITIES (COST $21,607,301) ..........................                                 21,688,195
                                                                                                          ------------
  U.S. GOVERNMENT AGENCIES (COST $11,089,961) 21.2%
  U.S. Treasury Bills, 1.545% to 1.648%, with maturities to 12/05/02 ......       11,100,000                11,091,408
                                                                                                          ------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $33,209,887) ........                                 33,294,379
                                                                                                         ------------

a REPURCHASE AGREEMENT (COST $1,658,000) 3.2%
  Dresdner Bank AG, 1.82%, 11/01/02 (Maturity Value $1,658,084)
   Collateralized by U.S. Treasury Bills, Notes and Bonds, and
   U.S. Government Agency Securities ......................................        1,658,000                 1,658,000
                                                                                                          ------------

  TOTAL INVESTMENTS (COST $34,867,887) 66.8% ..............................                                 34,952,379
  NET EQUITY IN FORWARD CONTRACTS .5% .....................................                                    288,159
  OTHER ASSETS, LESS LIABILITIES 32.7% ....................................                                 17,106,093
                                                                                                          ------------
  TOTAL NET ASSETS 100.0% .................................................                               $ 52,346,631
                                                                                                         ============

 CURRENCY ABBREVIATIONS:
 CAD -- Canadian Dollar
 DKK -- Danish Krone
 EUR -- European Unit
 NZD -- New Zealand Dollar
 SEK -- Swedish Krona



* Securities denominated in U.S. dollars unless otherwise indicated. a See Note 1(c) regarding repurchase agreements.


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002


Assets:
 Investments in securities:
  Cost .................................................................................      $34,867,887
                                                                                              -----------
  Value ................................................................................      $34,952,379
 Cash ..................................................................................              710
 Foreign currency, at value (cost $16,757,314) .........................................       16,976,625
 Receivables:
  Capital shares sold ..................................................................          313,361
  Interest .............................................................................           47,952
 Unrealized gain on forward exchange contracts (Note 6) ................................          306,928
                                                                                              -----------
      Total assets .....................................................................       52,597,955
                                                                                              -----------
Liabilities:
 Payables:
  Capital shares redeemed ..............................................................           33,104
  Affiliates ...........................................................................           85,226
  Shareholders .........................................................................           68,702
Unrealized loss on forward exchange contracts (Note 6) .................................           18,769
Accrued expenses .......................................................................           45,523
                                                                                              -----------
      Total liabilities ................................................................          251,324
                                                                                              -----------
Net assets, at value ...................................................................      $52,346,631
                                                                                              ===========

NET ASSETS CONSIST OF:
 Undistributed net investment income ...................................................      $ 1,877,659
 Net unrealized appreciation ...........................................................          591,962
 Accumulated net realized loss .........................................................       (1,613,691)
 Capital shares ........................................................................       51,490,701
                                                                                              -----------
Net assets, at value ...................................................................      $52,346,631
                                                                                              ===========
CLASS A:
 Net asset value per share ($50,622,356 / 5,910,558 shares outstanding) ................            $8.56
                                                                                              ===========
 Maximum offering price per share ($8.56 / 97.75%) .....................................            $8.76
                                                                                              ===========

ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($1,724,275 / 201,052 shares outstanding) ............................................            $8.58
                                                                                              ===========

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002


Investment Income:
 Interest ..............................................................................      $ 1,031,544
                                                                                              -----------
Expenses:
 Management fees (Note 3) ..............................................................          257,737
 Distribution fees - Class A (Note 3) ..................................................          160,123
 Transfer agent fees (Note 3) ..........................................................           70,546
 Custodian fees ........................................................................            4,500
 Reports to shareholders ...............................................................           15,100
 Registration and filing fees ..........................................................           48,400
 Professional fees .....................................................................           22,400
 Trustees' fees and expenses ...........................................................           13,800
                                                                                              -----------
      Total expenses ...................................................................          592,606
                                                                                              -----------
       Net investment income ...........................................................          438,938
                                                                                              -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................................         (558,602)
  Foreign currency transactions ........................................................        2,830,838
                                                                                              -----------
      Net realized gain ................................................................        2,272,236

 Net unrealized appreciation on:
  Investments ..........................................................................           13,205
  Translation of assets and liabilities denominated in foreign currencies ..............          618,209
                                                                                              -----------
      Net unrealized appreciation ......................................................          631,414
                                                                                              -----------
Net realized and unrealized gain .......................................................        2,903,650
                                                                                              -----------
Net increase in net assets resulting from operations ...................................      $ 3,342,588
                                                                                              ===========

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2002 AND 2001

                                                                                                 2002              2001
                                                                                             -----------         -----------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................   $   438,938         $ 1,232,437
  Net realized gain (loss) from investments and foreign currency transactions ............     2,272,236            (811,936)
  Net unrealized appreciation on investments and translation of assets and liabilities
   denominated in foreign currencies .....................................................       631,414           1,013,115
                                                                                             -----------         -----------
      Net increase in net assets resulting from operations ...............................     3,342,588           1,433,616
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................    (1,114,494)           (553,357)
   Advisor Class .........................................................................       (23,469)             (7,746)
  Tax return of capital:
   Class A ...............................................................................            --            (416,675)
   Advisor Class .........................................................................            --              (5,833)
                                                                                             --------------------------------
 Total distributions to shareholders .....................................................    (1,137,963)           (983,611)
 Capital share transactions (Note 2):
   Class A ...............................................................................    19,391,309          (4,971,348)
   Advisor Class .........................................................................     1,229,279             388,058
                                                                                             --------------------------------
 Total capital share transactions ........................................................    20,620,588          (4,583,290)
      Net increase (decrease) in net assets ..............................................    22,825,213          (4,133,285)
Net assets:
 Beginning of year .......................................................................    29,521,418          33,654,703
                                                                                             --------------------------------
 End of year .............................................................................   $52,346,631         $29,521,418
                                                                                             ===============================
Undistributed net investment income included in net assets:
 End of year .............................................................................   $ 1,877,659         $   111,086
                                                                                             ===============================

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term. The following summarizes the Fund's significant accounting policies.


A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.


B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2002, all repurchase agreements held by the Fund had been entered into on the last business day of the month.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


D. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.


E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is in effect for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to November 1, 2001, premiums on fixed-income securities were included in realized

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. AUDIT GUIDE (CONT.)

gains and losses. The cumulative effect of this accounting change resulted in a reduction of $40,180 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $242,844, increase unrealized gains by $8,770, and decrease realized losses by $234,074. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights affecting a single class and its exchange privilege.

At October 31, 2002, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                                            YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------
                                                                     2002                               2001
                                                          ----------------------------------------------------------------
                                                            SHARES            AMOUNT           SHARES            AMOUNT
                                                          ----------------------------------------------------------------

CLASS A SHARES:
Shares sold ..........................................    6,959,064       $ 58,212,090       3,264,812       $ 26,488,420
Shares issued on reinvestment of distributions .......      103,709            845,233         103,854            839,244
Shares redeemed ......................................   (4,751,067)       (39,666,014)     (3,956,676)       (32,299,012)
                                                          ----------------------------------------------------------------
Net increase (decrease) ..............................    2,311,706       $ 19,391,309        (588,010)      $ (4,971,348)
                                                          ===============================================================
ADVISOR CLASS SHARES:
Shares sold ..........................................      145,622       $  1,231,628          51,348       $    425,950
Shares issued on reinvestment of distributions .......        1,872             15,443             799              6,402
Shares redeemed ......................................       (2,103)           (17,792)         (5,749)           (44,294)
                                                          ----------------------------------------------------------------
Net increase .........................................      145,391       $  1,229,279          46,398       $    388,058
                                                          ===============================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares for the year ended October 31, 2002 of $12,536.

4. INCOME TAXES

At October 31, 2002, the cost of investments, net unrealized appreciation, and undistributed ordinary income for income tax purposes were as follows:

        Cost of investments ...........................   $34,916,837
                                                          ===========
        Unrealized appreciation .......................       154,568
        Unrealized depreciation .......................      (119,026)
                                                          -----------
        Net unrealized appreciation ...................   $    35,542
                                                          -----------
        Distributable earnings -- ordinary income .....   $ 2,214,767
                                                          ===========


The tax character of distributions paid during the year ended October 31, 2002, was the same for financial statement and tax purposes.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discount and premiums.

At October 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2003 ........................................     $  112,254
         2004 ........................................      1,047,201
         2005 ........................................        162,309
         2008 ........................................         25,228
         2009 ........................................         33,159
         2010 ........................................        233,541
                                                           ----------
                                                           $1,613,692
                                                           ==========

At October 31, 2002, the Fund had expired capital loss carryovers of $271, which were reclassified to paid-in capital.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2002 aggregated $100,489 and $200,000, respectively.

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Notes to Financial Statements (CONTINUED)


6. FORWARD CURRENCY CONTRACTS

At October 31, 2002, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.


                                                                        IN          SETTLEMENT   UNREALIZED
                                                                   EXCHANGE FOR        DATE      GAIN (LOSS)
                                                                 --------------------------------------------

CONTRACTS TO BUY:
 11,760,000  Swiss Franc ...................................     U.S. $ 7,803,583     1/17/03   U.S. $ 181,479
 5,900,000   Swiss Franc ...................................            3,917,663     1/17/03           88,448
 6,500,000   Australian Dollar .............................            3,545,750     1/17/03           37,001
                                                                      -----------                    ---------
                                                                 U.S. $15,266,996               U.S. $ 306,928
                                                                                                     ---------
             Unrealized gain on forward exchange contracts .                                    U.S. $ 306,928
                                                                                                     =========

CONTRACTS TO SELL:
 1,500,000   Swiss Franc ...................................     U.S. $   999,733     1/17/03   U.S. $ (18,769)
                                                                      ===========                    ---------
             Unrealized loss on forward exchange contracts .                                           (18,769)
                                                                                                     ---------
                  Net unrealized gain on forward exchange contracts                             U.S. $ 288,159
                                                                                                     =========

FRANKLIN TEMPLETON GLOBAL TRUST
FRANKLIN TEMPLETON HARD CURRENCY FUND
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TEMPLETON HARD CURRENCY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Hard Currency Fund (hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted inthe United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP




San Francisco, California
November 27, 2002

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS


                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED    BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)  Trustee      Since 1993           106           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated
(gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)      Trustee      Since 1993           133           Director, Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)   Trustee      Since 1993           134           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

FRANK W.T.  LAHAYE (73)    Trustee      Since 1993           106           Director, The California Center for Land Recycling
One Franklin Parkway                                                       (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)     Trustee      Since 1993           133           Director, White Mountains Insurance Group, Ltd.
One Franklin Parkway                                                       (holding company); Martek Biosciences Corporation;
San Mateo, CA 94403-1906                                                   WorldCom, Inc. (communications services); MedImmune,
                                                                           Inc. (biotech- nology); Overstock.com (Internet
                                                                           services); and Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                             LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION         TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)  Trustee and      Since 1993           133            None
One Franklin Parkway       Chairman of
San Mateo, CA 94403-1906   the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON,       Trustee,         Trustee since        116            None
JR. (62)                   President and    1993 and
One Franklin Parkway       Chief Executive  President and
San Mateo, CA 94403-1906   Officer-         Chief Executive
                           Investment       Officer-
                           Management       Investment
                                            Management
                                            since October
                                            2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)       Vice President   Since 1993           Not            None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)    Vice President   Since 1995           Not            None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                             LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION         TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)      Senior Vice      Since October        Not            None
500 East Broward Blvd.     President and    2002                 Applicable
Suite 2100                 Chief Executive
Fort Lauderdale,           Officer-Finance
FL 33394-3091              and
                           Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; and officer of some of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)         Vice President   Since 2000           Not            None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)      Vice President   Since 2000           Not            None
One Franklin Parkway                                             Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)     Vice President   Since May            Not            Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue             -- AML           2002                 Applicable     Lingnan Foundation.
Rockefeller Center         Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)  Treasurer and    Treasurer since      Not            None
One Franklin Parkway       Chief Financial  2000 and Chief       Applicable
San Mateo, CA 94403-1906   Officer          Financial
                                            Officer since
                                            October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                             LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION         TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)     Vice President   Since 2000           Not            None
One Franklin Parkway       and Secretary                         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief
Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.



--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH

Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund


GLOBAL GROWTH & INCOME

Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund


GLOBAL INCOME

Franklin Templeton Hard
 Currency Fund


GROWTH

Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund


GROWTH & INCOME

Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund


FUND ALLOCATOR SERIES

Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund


INCOME

Franklin Adjustable U.S.
 Government Securities Fund 3
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 4
Franklin Short-Intermediate
 U.S. Government Securities Fund 3
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 3
Franklin Federal Money Fund 3,5
Franklin Money Fund 3,5


TAX-FREE INCOME 6

Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 7
Tax-Exempt Money Fund 3,5


STATE-SPECIFIC
TAX-FREE INCOME 6

Alabama            Michigan 7
Arizona            Minnesota 7
California 8       Missouri
Colorado           New Jersey
Connecticut        New York 8
Florida 8          North Carolina
Georgia            Ohio 7
Kentucky           Oregon
Louisiana          Pennsylvania
Maryland           Tennessee
Massachusetts 7    Virginia


INSURANCE FUNDS

Franklin Templeton Variable
 Insurance Products Trust 9


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           09/02

[GRAPHIC OMITTED]
FRANKLIN(R) TEMPLETON(R)   One Franklin Parkway
INVESTMENTS                San Mateo, CA  94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
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AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.




ANNUAL REPORT
FRANKLIN TEMPLETON HARD CURRENCY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Hard Currency Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTGT A2002 12/02  [GRAPHIC OMITTED] PRINTED ON RECYCLED PAPER